3. Business Acquisitions (Tables)	12 Months Ended
Dec. 31, 2017
Business Combinations [Abstract]
Allocation of purchase price
Identifiable assets acquired and liabilities assumed
Cash and cash equivalents	$43
Accounts receivable	183
Property, plant and equipment	2,314
Accounts payable	(918)
Deferred tax liabilities	(185)
Other payable	(12)
Identifiable net assets acquired (a)	1,425
Consideration (b)	2,108
Goodwill (b-a)	$683